Legal Proceedings (Details) (USD $)	3 Months Ended	12 Months Ended
	Apr. 03, 2011	Jan. 01, 2012	Jun. 28, 2009
Loss Contingencies [Line Items]
Litigation Loss	$ 593,000,000
Net litigation expense		73,000,000
Legal Proceeding (Textual) [Abstract]
Amount given to plaintiff by jury	482,000,000
Verdict in favor of the State's Attorney General and against Janssen and the Company		257,700,000
Litigation settlement pre judgment interest	111,000,000
Approximate damages initially awarded to Centocor, then subsequently reversed by the Court of Appeals			1,700,000,000
Assessed damages for alleged consumer fraud as to DURAGESIC and RISPERDAL		4,500,000
Settlement payment related fines disgorgement and interest		78,000,000
Percentage of revenue represented by relinquished territories		30.00%
One time payment received by Company		500,000,000
Fine paid for settlement of the criminal case		85,000,000
LEVAQUIN [Member]
Product Liability Contingency [Line Items]
Number of claimants		3,800
ASR [Member]
Product Liability Contingency [Line Items]
Number of claimants		4,700
PINNACLE Acetabular Cup System [Member]
Product Liability Contingency [Line Items]
Number of claimants		860
Risperdal [Member]
Product Liability Contingency [Line Items]
Number of claimants		420
Pelvic meshes [Member]
Product Liability Contingency [Line Items]
Number of claimants		480
CYPHER [Member]
Product Liability Contingency [Line Items]
Number of claimants		95
DURAGESIC [Member]
Product Liability Contingency [Line Items]
Number of claimants		60
Restitution [Member]
Loss Contingencies [Line Items]
Litigation Loss		45,000,000
Merck [Member]
Loss Contingencies [Line Items]
Prior Percentage of contribution to income profit split		58.00%
Percentage of revenue represented by retained territories		70.00%
Total of Merck's 2010 Revenue		2,800,000,000
COBI [Member]
Loss Contingencies [Line Items]
Prior Percentage of contribution to income profit split		42.00%
Average Wholesale Price Litigation [Member] | Civil penalties [Member]
Loss Contingencies [Line Items]
Litigation Loss		6,500,000
Risperdal [Member] | Civil penalties [Member]
Loss Contingencies [Line Items]
Litigation Loss		$ 327,100,000